Taxation - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.00%	0.00%	0.00%
Foreign taxes at local expected tax rates	15.50%	6.50%	14.30%
Impact of foreign exchange (losses) gains	(8.10%)	(0.50%)	(4.20%)
Unrecognized tax (benefit) expense	1.60%	0.20%	(1.20%)
Tax-exempt income and expenses not deductible	(1.40%)	(0.60%)	7.30%
Foreign branch tax	(3.30%)	(1.20%)	(4.10%)
Valuation allowance	3.40%	0.70%	(12.30%)
Outside basis difference in subsidiary	0.00%	0.00%	6.70%
Other	(13.10%)	0.20%	2.90%
Actual tax rate	(5.40%)	5.30%	9.40%